Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	$ 114,391	$ 113,653				$ 123,279
Income taxes payable	451	1,359
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	114,391	113,653				123,279
Income taxes payable	451	1,359
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Quiksilver, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany balances	161,400	118,834				93,047
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Quiksilver, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term		(23,550)				(16,682)
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Current Assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current Liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Current liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity:	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Current Assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current Liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Current liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity:	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Quiksilver, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	137,941	137,203				139,961
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Quiksilver, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	(23,550)	(23,550)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Current Assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current Liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Current liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity:	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Current Assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current Liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Current liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity:	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	114,391	113,653				123,279
Income taxes payable	451	1,359
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	20,387	20,387				11,531
Intercompany balances	161,308	118,319				92,580
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany balances						40,126
Current Assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current Liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Current liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity:	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Current Assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current Liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Current liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity:	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term						1,577
Current Assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current Liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Current liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity:	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Current Assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current Liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Current liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity:	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	139,240	138,502				141,554
Income taxes payable	683	1,476
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Income taxes payable	(232)	(117)
Intercompany balances	(161,308)	(118,319)				(132,706)
Current Assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current Liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	(1,473,975)	(1,454,674)				(1,447,426)
Current liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity:	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	(1,473,975)	(1,454,674)				(1,447,426)
Current Assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current Liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	(1,473,975)	(1,454,674)				(1,447,426)
Current liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity:	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	$ (1,473,975)	$ (1,454,674)				$ (1,447,426)